Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
(7)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of:

	As of December 31,
(in $ millions)	2022	2021
Prepaid travel expenses	$52	$42
Income tax receivable	26	32
Value added and similar taxes receivables	11	11
Deferred offering costs	—	21
Other prepayments and receivables	41	31
Prepaid expenses and other current assets	$130	$137